UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	SEPTEMBER 30,
1999

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Walter F. Harrison, III
Address:		126 East 56th Street
		25th Floor
		New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  August 12, 1999


Report Type (Check only one.):

[ X]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	96

Form 13F Information Table Value Total:	$673,383


List of Other Included Managers:

No. 13F File Number		Name



				"WALTER F. HARRISON,III"

				FORM 13F
				"AS OF SEPTEMBER 30, 1999"




 WALTER F. HARRISON, III










            FORM 13F










   AS OF SEPTEMBER 30, 1999




















Name of Reporting Manager : Walter F. Harrison III






(SEC USE ONLY)

Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:


Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion


Managers
Voting Authority (Shares)



Number
Value
Principal

(b) Shared

See Instruc. V






Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None






































in Instr. V
Other




    Common
001250109
4,406,938
287,800
X


Walter Harrison
X


    Common
016251100
1,505,000
80,000
X


Walter Harrison
X


    Common
018804104
7,194,638
103,800
X


Walter Harrison
X


    Common
023164106
60,375
71,450
X


Walter Harrison
X


    Common
001669100
1,340,788
96,200
X


Walter Harrison
X


    Common
024377103
936,300
312,100
X


Walter Harrison
X


    Common
030990345
1,108,575
151,600
X


Walter Harrison
X


    Common
035710201
5,266,219
565,500
X


Walter Harrison
X


    Common
037023108
2,800,875
407,400
X


Walter Harrison
X


    Common
064057102
80,959,544
2,421,220
X


Walter Harrison
X


    Common
089144109
6,738,053
380,950
X


Walter Harrison
X


    Common
089160105
13,909,931
491,300
X


Walter Harrison
X


    Common
096903109
706,000
70,600
X


Walter Harrison
X


    Common
117043109
3,141,713
126,300
X


Walter Harrison
X


    Common
139733109
5,738,288
463,700
X


Walter Harrison
X


    Common
140071101
3,000,050
206,900
X


Walter Harrison
X


    Common
147583108
3,496,569
717,245
X


Walter Harrison
X


    Common
160902102
952,568
175,185
X


Walter Harrison
X


    Common
126117100
17,729,250
506,550
X


Walter Harrison
X


    Common
19419B100
1,394,750
79,700
X


Walter Harrison
X


    Common
197677107
4,542,600
214,400
X


Walter Harrison
X


    Common
200336105
2,317,500
120,000
X


Walter Harrison
X


    Common
201647104
1,066,992
54,369
X


Walter Harrison
X


    Common
204912109
46,605,490
762,462
X


Walter Harrison
X


    Common
212485106
2,031,427
105,900
X


Walter Harrison
X


    Common
216284208
817,531
207,627
X


Walter Harrison
X


    Common
228186102
1,798,638
279,400
X


Walter Harrison
X


    Common
23251P102
4,316,813
241,500
X


Walter Harrison
X


    Common
233343102
12,336,925
753,400
X


Walter Harrison
X


    Common
947423109
8,872,600
403,300
X


Walter Harrison
X


    Common
25429Q102
1,414,000
80,800
X


Walter Harrison
X


    Common
26817Q506
270,000
40,000
X


Walter Harrison
X


    Common
G31215109
1,619,688
182,500
X


Walter Harrison
X


    Common
285324109
7,797,900
333,600
X


Walter Harrison
X


    Common
285324109
353,050
30,700
X


Walter Harrison
X


    Common
294703103
4,544,950
534,700
X


Walter Harrison
X


    Common
299808105
7,762,875
326,000
X


Walter Harrison
X


    Common
313586109
28,232,883
450,375
X


Walter Harrison
X


    Common
33763V109
3,825,710
149,296
X


Walter Harrison
X


    Common
33615F104
5,962,500
225,000
X


Walter Harrison
X


     Class-A
345550107
8,196,943
367,370
X


Walter Harrison
X


    Common
359081106
1,704,938
194,850
X


Walter Harrison
X


    Common
G3930H104
13,678,376
594,712
X


Walter Harrison
X


    Common
369300108
240,000
20,000
X


Walter Harrison
X


    Common
369332101
992,166
288,630
X


Walter Harrison
X


    Common
37245X104
3,870,116
340,230
X


Walter Harrison
X


    Common
382091106
1,354,688
212,500
X


Walter Harrison
X


    Common
432848109
3,346,638
338,900
X


Walter Harrison
X


    Common
444165104
3,887,983
126,182
X


Walter Harrison
X


    Common
44544R101
55,625
2,500
X


Walter Harrison
X


    Common
45272T102
11,053,900
1,004,900
X


Walter Harrison
X


    Common
450565106
4,265,700
289,200
X


Walter Harrison
X


    Common
458140100
61,270,656
824,500
X


Walter Harrison
X


    Common
460465404
472,148
49,375
X


Walter Harrison
X


    Common
45972C102
1,368,688
179,500
X


Walter Harrison
X


    Common
470760109
1,154,406
348,500
X


Walter Harrison
X


    Common
485170104
4,808,100
103,400
X


Walter Harrison
X


    Common
50047R100
615,000
98,400
X


Walter Harrison
X


    Common
51206P109
3,991,151
414,665
X


Walter Harrison
X


    Common
514936103
197,500
10,000
X


Walter Harrison
X


    Common
542307103
2,086,388
271,400
X


Walter Harrison
X


    Common
57772J104
4,001,638
771,400
X


Walter Harrison
X


    Common
592688105
8,443,125
285,000
X


Walter Harrison
X


    Common
60462E104
9,394,000
671,000
X


Walter Harrison
X


    Common
619429103
1,165,799
66,380
X


Walter Harrison
X


    Common
629407107
18,309,021
190,533
X


Walter Harrison
X


    Common
654889104
138,338
23,800
X


Walter Harrison
X


    Common
659424105
6,564,792
336,656
X


Walter Harrison
X


    Common
670872100
8,676,588
226,100
X


Walter Harrison
X


    Common
67574M106
4,105,500
952,000
X


Walter Harrison
X


    Common
67622M108
1,442,081
248,100
X


Walter Harrison
X


    Common
686268103
31,267,500
660,000
X


Walter Harrison
X


    Common
69331W104
4,265,250
206,800
X


Walter Harrison
X


    Common
700690100
24,806,700
1,984,536
X


Walter Harrison
X


    Common-ADR
716597109
7,198,000
377,600
X


Walter Harrison
X


    Common
718154107
15,396,341
450,350
X


Walter Harrison
X


    Common
739908101
677,700
150,600
X


Walter Harrison
X


    Common
741570105
2,860,637
387,883
X


Walter Harrison
X


    Common
74264N105
2,558,500
238,000
X


Walter Harrison
X


    Common
748242104
2,939,991
106,425
X


Walter Harrison
X


    Common
750236101
10,330,763
240,600
X


Walter Harrison
X


     Class-A
755358108
834,694
134,900
X


Walter Harrison
X


    Common
756240305
869,182
331,117
X


Walter Harrison
X


    Common
758075402
7,374,504
570,010
X


Walter Harrison
X


     Class-A
761695105
25,322,050
1,242,800
X


Walter Harrison
X


    Common
761197102
1,380,802
277,900
X


Walter Harrison
X


    Common
74955J108
8,926,300
776,200
X


Walter Harrison
X


    Common
811804103
9,129,313
298,100
X


Walter Harrison
X


    Common
863200101
0
73,578
X


Walter Harrison
X


    Common-ADR
879239101
340,770
6,140
X


Walter Harrison
X


    Common-ADR
879287100
483,525
30,700
X


Walter Harrison
X


    Common-CV
879287308
4,900,500
66,000
X


Walter Harrison
X


    Common
881624209
4,387,250
87,200
X


Walter Harrison
X


    Common
892335100
810,000
54,000
X


Walter Harrison
X


    Common
931210108
4,545,725
208,400
X


Walter Harrison
X


    Common
983085101
2,048,150
109,600
X


Walter Harrison
X


























 $     673,382,635










